Share Based Compensation Expenses - Schedule of Stock Option Activity (Details) - $ / shares		12 Months Ended
	Jun. 16, 2025	Mar. 31, 2026
Schedule of Stock Option Activity [Abstract]
Number of options, granted	29,500	7,813
Weighted Average Exercise Price, Granted		$ 400
Number of Options, Forfeiture		(781)
Weighted Average Exercise Price, Forfeiture		$ 400
Number of Options, Outstanding		7,032
Weighted Average Exercise Price, Outstanding		$ 400
Number of Options, Exercisable		4,688
Weighted Average Exercise Price, Exercisable		$ 400